Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance measures of the Company. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company's performance and compensation for the named executive officers. Please see "Named Executive Officer Compensation," above for discussion of our compensation program.

Pay Versus Performance Table

Year	Summary compensation table total for PEO ($) (1)	Compensation actually paid to PEO ($) (2)	Summary compensation table total for non-PEO named executive officer ($) (1)	Compensation actually paid to non-PEO named executive officer ($) (2)	Value of initial $100 investment based on total shareholder return ($) (3)	Net income (loss) ($) (4)
2025	$418,995	$423,097	$307,986	$309,537	$200.00	$(958,000)
2024	$457,667	$241,256	$343,322	$175,935	$100.00	$(2,394,000)
2023	$403,152	$313,970	$273,041	$228,450	$133.33	$3,102,000

(1)
Our Principal Executive Officer (“PEO”) was Mr. Dowling for 2025, 2024 and 2023. Our only non-PEO named executive officer was Mr. Grasser for 2025, 2024 and 2023.
(2)
The following table describes the adjustments, each of which is prescribed by SEC rules, to calculate the compensation actually paid (“CAP”) amounts from the summary compensation table (“SCT”) amounts. The SCT amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. To determine CAP, adjustments below were made to our executive officer's total compensation.

	2023		2024		2025
Adjustments	PEO	Other NEO	PEO	Other NEO	PEO	Other NEO
SCT Amounts	$403,152	$273,041	$457,667	$343,322	$418,995	$307,986
Deduction for amounts reported in the "Stock Awards" and "Option Awards" columns in the SCT for applicable FY	(90,080)	(45,040)	(148,070)	(115,988)	(103,948)	(81,426)
Increase (decrease) in fair value of awards granted during the applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	250	125	(56,461)	(44,228)	48,312	37,844
Increase (decrease) in fair value of awards granted during applicable FY, determined as of vesting date	649	324	(4,344)	(3,403)	1,580	1,238
Increase (decrease) in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end vesting date	—	—	(10,399)	(5,199)	50,555	37,938
Increase in fair value of awards granted during prior FY that vested during the applicable FY, determined based on change in fair value from prior FY end to vesting date	—	—	2,863	1,431	8,717	5,956
Decrease of fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	—	—	—	—	(1,115)	—
Increase based on dividends or other earnings paid during the applicable FY prior to vesting date	—	—	—	—	—	—
CAP Amounts	$313,971	$228,450	$241,256	$175,935	$423,097	$309,537
(3)
The amounts reported in this column represent the Company's cumulative total shareholder return (“TSR”), which is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company's share price at the end of the measurement period by the Company's share price at the beginning of the measurement period.
(4)
The amounts reported in this column represent net income (loss) reflected in the Company's audited financial statements for the applicable year.

Named Executive Officers, Footnote		(1) Our Principal Executive Officer (“PEO”) was Mr. Dowling for 2025, 2024 and 2023. Our only non-PEO named executive officer was Mr. Grasser for 2025, 2024 and 2023.
PEO Total Compensation Amount	$ 418,995	$ 457,667	$ 403,152
PEO Actually Paid Compensation Amount	423,097	$ 241,256	313,970
Adjustment To PEO Compensation, Footnote
(2)
The following table describes the adjustments, each of which is prescribed by SEC rules, to calculate the compensation actually paid (“CAP”) amounts from the summary compensation table (“SCT”) amounts. The SCT amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. To determine CAP, adjustments below were made to our executive officer's total compensation.

	2023		2024		2025
Adjustments	PEO	Other NEO	PEO	Other NEO	PEO	Other NEO
SCT Amounts	$403,152	$273,041	$457,667	$343,322	$418,995	$307,986
Deduction for amounts reported in the "Stock Awards" and "Option Awards" columns in the SCT for applicable FY	(90,080)	(45,040)	(148,070)	(115,988)	(103,948)	(81,426)
Increase (decrease) in fair value of awards granted during the applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	250	125	(56,461)	(44,228)	48,312	37,844
Increase (decrease) in fair value of awards granted during applicable FY, determined as of vesting date	649	324	(4,344)	(3,403)	1,580	1,238
Increase (decrease) in fair value of awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end vesting date	—	—	(10,399)	(5,199)	50,555	37,938
Increase in fair value of awards granted during prior FY that vested during the applicable FY, determined based on change in fair value from prior FY end to vesting date	—	—	2,863	1,431	8,717	5,956
Decrease of fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	—	—	—	—	(1,115)	—
Increase based on dividends or other earnings paid during the applicable FY prior to vesting date	—	—	—	—	—	—
CAP Amounts	$313,971	$228,450	$241,256	$175,935	$423,097	$309,537
(3)
The amounts reported in this column represent the Company's cumulative total shareholder return (“TSR”), which is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company's share price at the end of the measurement period by the Company's share price at the beginning of the measurement period.
(4)
The amounts reported in this column represent net income (loss) reflected in the Company's audited financial statements for the applicable year.

Non-PEO NEO Average Total Compensation Amount	307,986	$ 343,322	273,041
Non-PEO NEO Average Compensation Actually Paid Amount	309,537	175,935	228,450
Total Shareholder Return Amount		100	133.33
Net Income (Loss)	$ (958,000)	$ (2,394,000)	$ 3,102,000
PEO Name	Mr. Dowling	Mr. Dowling	Mr. Dowling
Additional 402(v) Disclosure

Analyses of Information Presented in the Pay Versus Performance Table

The Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance Table, including CAP, as required by Item 402(v) of Regulation S-K. The Compensation Committee does not use TSR or net income (loss) in its compensation programs. However, we do utilize several other performance measures to align executive compensation with our performance, see "Named Executive Officer Compensation."

•
Compensation actually paid to the PEO increased by $181,840 or 57.9% from 2024 to 2025.
•
Compensation actually paid to non-PEO increased by $133,602 or 58.5% from 2024 to 2025.
•
TSR increased from $100.00 in 2024 to $200.00 in 2025, an improvement of 100.0%
•
Net loss improved by $1,436,000 from a net loss of $2,394,000 in 2024 to a net loss of $958,000 in 2025, an improvement of 60.0%.
•
Compensation actually paid to the PEO decreased by $72,715, or 23.2% from 2023 to 2024.
•
Compensation actually paid to non-PEO decreased by $52,515 or 23.0% from 2023 to 2024.
•
TSR decreased from $133.33 in 2023 to $100.00 in 2024, a decline of 25.0%
•
Net income (loss) declined by $5,496,000 from a net income of $3,102,000 in 2023 to a net loss of $2,394,000 in 2024.